Property and Equipment, Net	12 Months Ended
Sep. 30, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Buildings and improvements	$14,237	$14,204
Vehicles	379	378
Other equipment and devices	327	296
Total property and equipment	14,943	14,878
Less: accumulated depreciation	(4,573)	(4,016)
Property and equipment, net	$10,370	$10,863

For the years ended September 30, 2017, 2016 and 2015, depreciation expenses were US$545,803, US$534,377 and US$615,000, respectively.